Share Capital	12 Months Ended
Dec. 31, 2017
Share Capital, Reserves And Other Equity Interest [Abstract]
Share Capital
Share Capital

The Company is authorized to issue an unlimited number of common shares.

	Number of Common Shares	$
Balances, January 1, 2016	50,994,397	1,274,472
Exercise of stock options	12,500	173
Vesting of RSUs	82,659	2,530
Balances, December 31, 2016	51,089,556	1,277,175

Vesting of RSUs	193,345	5,908
Balances, December 31, 2017	51,282,901	1,283,083

The Company did not declare any dividends during the year ended December 31, 2017 (2016 - $7,652; 2015 - $11,720). On August 12, 2016, the Company announced the suspension of its quarterly dividend payments.